Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111

                                                                   July 2, 2007

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

Attn:  Christian Sandoe, Esq.

Re:  Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
         Post-effective Amendment No. 4 to Registration Statement on Form N-2 (333-120050; 811-21658)
     Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC
         Post-effective Amendment No. 4 to Registration Statement on Form N-2 (333-119319; 811-21641)
     Credit Suisse Alternative Capital Multi-Strategy Fund, LLC
         Post-effective Amendment No. 4 to Registration Statement on Form N-2 (333-120049; 811-21657)
     Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC
         Post -effective Amendment No. 4 to Registration Statement on Form N-2 (333-119317; 811-21644)

Dear Mr. Sandoe:

     Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the "Registrants" and each a "Registrant") is post-effective amendment no. 4 to each Registrant's Registration Statement on Form N-2 (the "Registration Statement"). As discussed, the filings represent the annual update for each Registrant, and would, if the Registrants were open-end investment companies, be filed pursuant to Rule 485(b). In addition, Registrants are also registering an additional $100,000,000 worth of shares. Registrants seek effectiveness no later than July 31, 2007.

     As you may recall, Registrants are grouped into two sets of funds according to the target investors. One set of funds is for taxable investors, and the other set, having the word "Institutional" in their names, is for tax-exempt investors. Each set uses a common prospectus, and thus there are only two prospectuses despite there being four Registrants. The two prospectuses differ only regarding the eligible investors for the Institutional funds and in the description of the structure of the Institutional funds in their use of an offshore subsidiary.

     To facilitate your review, we will send to you under separate cover marked versions of the prospectus and statements of additional information showing

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changes from the current  offering  documents.  Please note that the changes are primarily limited to routine updates to the expense, financial and performance tables, and ownership of fund shares. The investment strategies and investment policies of the funds have not changed. Please note also that a subsequent filing will be made to include factual information missing from this filing (indicated by brackets). Such filing also would reflect comments from your review, if any.

     Thank you for your attention to these filings. Please direct any to the undersigned at (617) 261-3231.

                                            Sincerely,

                                            /s/ George J. Zornada

                                            George J. Zornada